CONSOLIDATED STATEMENTS OF CASHFLOWS (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
Statement Of Cash Flows [Abstract]
Cash received on business acquisition	¥ 301
Stock issuance costs	¥ 80,128